Trade Payables and Other Current Liabilities	6 Months Ended
Jun. 30, 2021
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Trade Payables and Other Current Liabilities
2.5.15 Trade payables and other current liabilities

	As at June 30,	As at December 31,
(€‘000)	2021	2020
Total Trade payables	5 582	4 736
Other current liabilities
Social security	195	319
Payroll accruals	1 335	1 653
Onerous contracts - current liabilities	443	488
Other current grant liabilities	1 498	1 838
Others	2 167	1 317

Total Other current liabilities	5 638	5 614

Total Trade payables and other current liabilities	11 220	10 350

Trade payables
The increase in trade payables for €0.8 million mainly relates to monthly effect in the timing of the expenses associated to preclinical and clinical activities and the related payments.
Other current liabilities
As of June 30, 2021, the decrease in social security and payroll accruals by €0.4 million compared to December 31, 2020 related to timing differences on these accruals and employee movements in 2021.
As of December 31, 2020, the Group recorded a provision for onerous contracts in order to cover the contractual obligations, mainly on clinical activities follow-up
and studies closing costs, after the Group’s decision to discontinue the development of first-generation, autologous CAR T candidate
CYAD-01.
The provision recorded to cover for contractual obligations until the first half of 2022 is €0.4 million.
The other current liabilities attached to grants is mainly explained by the excess of cash proceeds compared to the eligible expenses subsidized by the convention numbered 8436
(CYAD-211
Immunicy) recognized in 2021 for €1.3 million. The decrease compared to year-end
2020 is mainly related to this convention and is partially offset by the recognition of deferred revenue related to the Federal Belgian Institute for Health Insurance (Inami) (€0.2 million) based on subsidized expenses recognized in 2021.
Other current liabilities increase of €0.9 million is mainly explained by the establishment of an accrual in 2021 related to a €0.8 million reimbursement received in 2021 of R&D tax credit related to an assessment resulting from an audit of fiscal year 2015. In 2020, an accrual had been established to cover for a €1.0 million reimbursement of R&D tax credit related to an assessment resulting from an audit of fiscal years 2013 and 2014. While management plans to appeal the assessment, currently management has determined that it is probable that reimbursement will be required.